Other operating revenues (Details) - Products [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Charged service		R$ 17	R$ 11	R$ 17
Services rendered		53	139	183
Subsidies	[1]	1,592	1,395	1,266
Rental and leasing		211	164	189
Reimbursement for decontracted supply	[2]	27		65
Other		35		1
Total		R$ 1,935	R$ 1,709	R$ 1,721

[1]	Includes the revenue recognized for the tariff subsidies applied to users of the distribution system, in the amount of R$986 in 2021 (R$1,035 in 2020). Includes the subsidies for sources that are subject to incentive, rural, irrigators, public services and the generation sources that are subject to the incentive; and also includes the tariff flag revenue in the amount of R$108 in 2021, recognized because of the creditor position assumed by the Company in CCRBT; and revenue recognized arising from subsidies, in the amount of R$205, relating to the Program to Encourage Voluntary Reduction of Energy Consumption.
[2]	Reimbursement for suspension of energy supply –Renova.